Consolidated Statements of Equity - CAD ($) $ in Thousands	Restricted share units [member] Issued capital [member]	Restricted share units [member] Capital reserve [member]	Restricted share units [member] Accumulated other comprehensive income [member]	Restricted share units [member] Retained earnings [member]	Restricted share units [member]	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2023						145,744,795
Balance at Dec. 31, 2023						$ 310,277	$ 21,660	$ (9)	$ (149,054)	$ 182,874
Statement Line Items [Line Items]
Total comprehensive loss for the year						$ 0	0	(3)	(108,138)	(108,141)
Shares issued (in shares)						5,320,000
Flow-through funds raised						$ 2,446	0	0	0	2,446
Share-based compensation (note 19) (in shares)						491,478
Share-based compensation (note 19)						$ 0	1,024	0	0	1,024
Balance (in shares) at Dec. 31, 2024						151,556,273
Balance at Dec. 31, 2024						$ 312,723	22,684	(12)	(257,192)	78,203
Statement Line Items [Line Items]
Total comprehensive loss for the year						$ 0	0	(19)	(6,459)	(6,478)
Shares issued (in shares)						19,917,701
Flow-through funds raised						$ 16,919	1,296	0	0	18,215
Share-based compensation (note 19) (in shares)						382,027
Share-based compensation (note 19)						$ 0	712	0	0	712
Shares and warrants exchanged in QPM Acquisition (note 6) (in shares)						8,394,045
Shares and warrants exchanged in QPM Acquisition (note 6)						$ 4,503	30	0	0	4,533
Shares and warrants issued pursuant to private placement, net of share issue costs (note 18,19) (in shares)						8,662,253
Shares and warrants issued pursuant to private placement, net of share issue costs (note 18,19)						$ 4,669	1,031	0	0	5,700
Share options exercised (note 19) (in shares)						231,000
Share options exercised (note 19)						$ 190	(64)	0	0	126
Restrictive share units granted	$ 778	$ (778)	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2025						189,143,299
Balance at Dec. 31, 2025						$ 339,782	$ 24,911	$ (31)	$ (263,651)	$ 101,011